                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 375 Park Avenue
         New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President, Controller, Treasurer and Assistant Secretary
Phone:   212-752-1356

Signature, Place, and Date of Signing:

     /s/ Peter R. Sismondo           New York, NY              November 9, 2004
--------------------------------------------------------------------------------
            [Signature]              [City, State]                  [Date]
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Report Type (Check only one):
[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                      1
Form 13F Information Table Entry Total:                83
Form 13F Information Table Value Total:          $601,446
                                               (thousands)

List of Other Included Managers:

     No.          Form 13F File Number                        Name

     2                                         Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 9/30/2004


-----------------------------------------------------------------------------------------------------------------------------------
                     COLUMN 1                   COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5     COLUMN 6      COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT                  VOTING
         NAME OF ISSUER         TITLE OF         CUSIP       MARKET    SHRS OR    SH/  PUT/    DISCRETION      MANAGER   AUTHORITY
                                 CLASS                       VALUE     PRIN AMT   PRN  CALL  SOLE SHRD OTHER          SOLE SHRD NONE
                                                                       (X 1000)              (A)   (B)  (C)           (A)   (B)  (C)

FRESH DEL MONTE PRODUCE INC   ORD              G36738105     3,737     150,000     SH                X             1        X
AMB PROPERTY CORP             COM              00163T109     2,743      74,100     SH                X             1        X
ALEXANDER & BALDWIN INC       COM              014482103       679      20,000     SH                X             2        X
AMERICAN EXPRESS CO           COM              025816109     1,029      20,000     SH                X             2        X
AMERICAN INTL GROUP INC       COM              026874107     1,360      20,000     SH                X             2        X
APPLERA CORP                  COM AP BIO GRP   038020903       944      50,000     SH                X             2        X
APPLIED MATLS INC             COM              038222105       825      50,000     SH                X             2        X
ARCH COAL INC                 COM              039380100    10,647     300,000     SH                X             1        X
ARCHSTONE SMITH TR            COM              039583109     2,534      80,100     SH                X             1        X
AUTODESK INC                  COM              052769106     1,216      25,000     SH                X             2        X
AVALONBAY CMNTYS INC          COM              053484101     2,912      48,364     SH                X             1        X
AVERY DENNISON CORP           COM              053611109       658      10,000     SH                X             2        X
BANK OF AMERICA CORPORATION   COM              060505104     8,666     200,000     SH                X             1        X
BELO CORP                     COM SER A        080555105       451      20,000     SH                X             2        X
BERKSHIRE HATHAWAY INC DEL    CL B             084670207     3,247       1,131     SH                X             1        X
BERKSHIRE HATHAWAY INC DEL    CL B             084670207     1,148         400     SH                X             2        X
BIOGEN IDEC INC               COM              09062X903       918      15,000     SH                X             2        X
BOEING CO                     COM              097023105       774      15,000     SH                X             2        X
BURLINGTON NORTHN SANTA FE C  COM              12189T104    06,480   8,000,000     SH    X                         1        X
BURLINGTON RES INC            COM              122014103       816      20,000     SH                X             2        X
CIGNA CORP                    COM              125509109    91,131   1,308,790     SH                X             1        X
CIGNA CORP                    COM              125509109    48,129     691,210     SH                X             2        X
CATERPILLAR INC DEL           COM              149123101     1,207      15,000     SH                X             2        X
CHUBB CORP                    COM              171232101     1,054      15,000     SH                X             2        X
CINERGY CORP                  COM              172474108     3,960     100,000     SH                X             1        X
COCA COLA CO                  COM              191216100     1,001      25,000     SH                X             2        X
CONOCOPHILLIPS                COM              20825C104     1,243      15,000     SH                X             2        X
CORPORATE OFFICE PPTYS TR     SH BEN INT       22002T108     2,962     115,600     SH                X             1        X
COSTCO WHSL CORP NEW          COM              22160K105     1,245      30,000     SH                X             2        X
COX COMMUNICATIONIS INC NEW   CL A             224044107     1,160      35,000     SH                X             2        X
DEERE & CO                    COM              244199105       968      15,000     SH                X             2        X
DISNEY WALT CO                COM DISNEY       254687106     1,015      45,000     SH                X             2        X
DOMINION RES INC VA NEW       COM              25746U109     4,698      72,000     SH                X             1        X
DOW CHEM CO                   COM              260543103     1,130      25,000     SH                X             2        X
DU PONT EI DE NEMOURS & CO    COM              263534109       856      20,000     SH                X             2        X
EQUITY RESIDENTIAL            SH BEN INT       29476L107     2,703      87,200     SH                X             1        X
EXXON MOBIL CORP              COM              30231G102     1,450      30,000     SH                X             2        X
FEDERAL REALTY INVT TR        SH BEN INT NEW   313747206     2,939      66,800     SH                X             1        X
FEDEX CORP                    COM              31428X106     1,285      15,000     SH                X             2        X
GREAT PLAINS ENERGY INC       COM              391164100     2,915     100,000     SH                X             1        X
GUIDANT CORP                  COM              401698105       660      10,000     SH                X             2        X
INTERACTIVECORP               COM              44919P102       440      20,000     SH                X             2        X
INTEL CORP                    COM              458140100       802      40,000     SH                X             2        X
INTERNATIONAL BUSINESS MACHS  COM              459200101     1,029      12,000     SH                X             2        X
JEFFERSON PILOT CORP          COM              475070108       993      20,000     SH                X             2        X
JOHNSON & JOHNSON             COM              478160104     5,633     100,000     SH                X             1        X
KERR MCGEE CORP               COM              492386107     8,588     150,000     SH                X             1        X
LAUDER ESTEE COS INC          CL A             518439104       627      15,000     SH                X             2        X
LIBERTY MEDIA CORP NEW        COM SER A        530718105       959     110,000     SH                X             2        X
LIBERTY MEDIA INTL INC        COM SER A        530719103       221       6,625     SH                X             2        X
LILLY ELI & CO                COM              532457108       901      15,000     SH                X             2        X
LINDSAY MFG CO                COM              535555106       402      15,000     SH                X             2        X
MBIA INC                      COM              55262C100       291       5,000     SH                X             2        X
MACERICH CO                   COM              554382101     2,926      54,910     SH                X             1        X
MAGNA INTL INC                CL A             559222401     4,167      56,250     SH                X             1        X
MANPOWER INC                  COM              56418H100       890      20,000     SH                X             2        X
MARSH & MCLENNAN COS INC      COM              571748102     1,373      30,000     SH                X             2        X
MEDTRONIC INC                 COM              585055106     1,557      30,000     SH                X             2        X
MERCK & CO INC                COM              589331107       495      15,000     SH                X             2        X
MICROSOFT CORP                COM              594918104     1,936      70,000     SH                X             2        X
MILLIPORE CORP                COM              601073109     1,436      30,000     SH                X             2        X
NEWS CORP LTD                 SP ADR PFD       652487802     1,097      35,000     SH                X             2        X
NOBLE ENERGY INC              COM              655044105       874      15,000     SH                X             2        X
NORDSTROM INC                 COM              655664100       765      20,000     SH                X             2        X
NOVARTIS AG                   SPONSORED ADR    66987V109     1,167      25,000     SH                X             2        X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 9/30/2004


-----------------------------------------------------------------------------------------------------------------------------------
                     COLUMN 1                   COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5     COLUMN 6      COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              INVESTMENT                  VOTING
         NAME OF ISSUER         TITLE OF         CUSIP       MARKET    SHRS OR    SH/  PUT/    DISCRETION      MANAGER   AUTHORITY
                                 CLASS                       VALUE     PRIN AMT   PRN  CALL  SOLE SHRD OTHER          SOLE SHRD NONE
                                                                       (X 1000)              (A)   (B)  (C)           (A)   (B)  (C)


OLD REP INTL CORP             COM              680223104     3,755     150,000     SH                X             1        X
PEPCO HOLDINGS INC            COM              713291902     1,990     100,000     SH                X             1        X
PINNACLE WEST CAP CORP        COM              723484101     8,300     200,000     SH                X             1        X
POST PPTYS INC                COM              737464107     2,691      90,000     SH                X             1        X
PUBLIC STORAGE INC            COM              74460D109     2,562      51,700     SH                X             1        X
RECKSON ASSOCS RLTY CORP      COM              75621K106     2,674      93,000     SH                X             1        X
REGENCY CTRS CORP             COM              758849103     2,836      61,000     SH                X             1        X
ROHM & HAAS CO                COM              775371107     1,074      25,000     SH                X             2        X
RYDER SYS INC                 COM              783549108       941      20,000     SH                X             2        X
SBC COMMUNICATIONS INC        COM              78387G103     1,298      50,000     SH                X             2        X
SL GREEN RLTY CORP            COM              78440X101     3,021      58,300     SH                X             1        X
SAFECO CORP                   COM              786429100     4,565     100,000     SH                X             1        X
SCHLUMBERGER LTD              COM              806857108     1,346      20,000     SH                X             2        X
SIGMA ALDRICH CORP            COM              826552101       580      10,000     SH                X             2        X
SONY CORP                     ADR NEW          835699307       860      25,000     SH                X             2        X
TEXAS INSTRS INC              COM              882508104       426      20,000     SH                X             2        X
3M CO                         COM              88579Y101     1,200      15,000     SH                X             2        X
WACHOVIA CORP 2ND NEW         COM              929903102       939      20,000     SH                X             2        X
WAL MART STORES INC           COM             9331142103     1,862      35,000     SH                X             2        X
WEYERHAUSER CO                COM              962166104     1,330      20,000     SH                X             2        X

GRAND TOTAL                                                601,446  13,804,480